UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07715

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Global Post-Venture Capital Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.6%)
Canada (0.3%)
Leisure Equipment & Products (0.3%)
Mega Bloks, Rule 144A*‡	30,300	$465,786

TOTAL CANADA		465,786

China (1.8%)
Internet Software & Services (1.8%)
Shanda Interactive Entertainment, Ltd. ADR*	101,400	1,926,600
SINA Corp.*§	26,600	754,110

TOTAL CHINA		2,680,710

Denmark (1.6%)
Electrical Equipment (1.6%)
Vestas Wind Systems AS*	185,400	2,371,689

TOTAL DENMARK		2,371,689

France (2.6%)
Office Electronics (2.6%)
Neopost SA§	68,808	3,992,956

TOTAL FRANCE		3,992,956

Germany (0.4%)
Biotechnology (0.4%)
Epigenomics AG*§	64,700	568,638

TOTAL GERMANY		568,638

Hong Kong (1.0%)
Electronic Equipment & Instruments (1.0%)
Techtronic Industries Company, Ltd.	1,026,600	1,526,768

TOTAL HONG KONG		1,526,768

Ireland (1.5%)
Airlines (1.5%)
Ryanair Holdings PLC*	27,800	150,614
Ryanair Holdings PLC ADR*§	66,300	2,075,853

TOTAL IRELAND		2,226,467

Israel (1.1%)
Internet Software & Services (1.1%)
Check Point Software Technologies, Ltd.*	85,700	1,704,573

TOTAL ISRAEL		1,704,573

Japan (5.2%)
Diversified Financials (1.5%)
JAFCO Company, Ltd.	38,000	2,315,015

Hotels, Restaurants & Leisure (1.8%)
Round One Corp.§	1,335	2,695,034

	Number of Shares	Value

Leisure Equipment & Products (0.0%)
Sega Corp.*	40	522

Specialty Retail (1.9%)
USS Company, Ltd.	36,780	2,969,988

TOTAL JAPAN		7,980,559

Netherlands (1.6%)
Food Products (1.6%)
Nutreco Holdings NV	79,558	2,390,766

TOTAL NETHERLANDS		2,390,766

Norway (1.1%)
Electronic Equipment & Instruments (1.0%)
Tandberg ASA§	164,950	1,484,221

Internet Software & Services (0.1%)
Opera Software ASA*§	145,070	151,254

TOTAL NORWAY		1,635,475

Sweden (4.4%)
Healthcare Equipment & Supplies (2.8%)
Getinge AB Class B§	365,800	4,218,624

Machinery (1.3%)
Alfa Laval AB§	124,100	1,981,033

Personal Products (0.3%)
Oriflame Cosmetics SA SDR*	17,020	565,567

TOTAL SWEDEN		6,765,224

Switzerland (1.5%)
Healthcare Equipment & Supplies (1.5%)
Nobel Biocare Holding AG	16,629	2,274,651

TOTAL SWITZERLAND		2,274,651

Taiwan (0.4%)
Semiconductor Equipment & Products (0.4%)
MediaTek, Inc.	111,601	643,536

TOTAL TAIWAN		643,536

United Kingdom (10.5%)
Automobile Parts & Equipment (2.9%)
Halfords Group PLC*	898,250	4,381,656

Commercial Services & Supplies (1.6%)
Michael Page International PLC	767,620	2,400,911

Hotels, Restaurants & Leisure (2.5%)
Enterprise Inns PLC	153,961	1,492,242
William Hill PLC	249,725	2,343,219
		3,835,461

	Number of Shares	Value

Household Durables (1.4%)
MFI Furniture Group PLC	919,378	2,206,832

Software (2.1%)
Sage Group PLC	996,960	3,131,822

TOTAL UNITED KINGDOM		15,956,682

United States (60.6%)
Commercial Services & Supplies (0.9%)
BISYS Group, Inc.*	105,500	1,440,075

Construction & Engineering (0.9%)
Infrasource Services, Inc.*§	129,300	1,331,790

Diversified Financials (7.5%)
Affiliated Managers Group, Inc.*§	44,100	2,024,631
E*TRADE Financial Corp.*	484,100	5,358,987
Franklin Resources, Inc.	82,500	3,980,625
		11,364,243

Electronic Equipment & Instruments (1.3%)
Sanmina-SCI Corp.*	261,900	1,922,346

Food & Drug Retailing (3.2%)
Whole Foods Market, Inc.	16,300	1,341,816
Wild Oats Markets, Inc.*§	284,300	3,582,180
		4,923,996

Healthcare Providers & Services (15.0%)
Accredo Health, Inc.*	89,100	2,886,840
AMERIGROUP Corp.*§	35,100	1,683,396
Centene Corp.*	77,950	3,040,050
Pediatrix Medical Group, Inc.*	70,200	4,439,448
Psychiatric Solutions, Inc.*	1,746	44,540
Select Medical Corp.	258,800	3,322,992
Triad Hospitals, Inc.*	103,200	3,514,992
United Surgical Partners International, Inc.*	110,000	3,876,400
		22,808,658

Hotels, Restaurants & Leisure (0.6%)
Panera Bread Co. Class A*§	27,300	1,007,097

Household Durables (2.5%)
Yankee Candle Company, Inc.*	130,300	3,781,306

Internet Software & Services (1.5%)
Corillian Corp.*	201,100	995,445
Digitas, Inc.*	196,500	1,314,585
		2,310,030

Media (5.2%)
Clear Channel Communications, Inc.	79,200	2,827,440
Journal Register Co.*	8,000	155,200
Netflix, Inc.*§	112,600	2,308,300

	Number of Shares	Value

Radio One, Inc. Class A*	75,000	1,158,750
Univision Communications, Inc. Class A*	51,400	1,489,058
		7,938,748

Multiline Retail (1.6%)
Dollar Tree Stores, Inc.*	89,200	2,400,372

Oil & Gas (2.9%)
Newfield Exploration Co.*	73,900	4,365,273

Pharmaceuticals (2.2%)
Sepracor, Inc.*§	71,700	3,296,049

Semiconductor Equipment & Products (5.8%)
Artisan Components, Inc.*§	111,800	2,720,094
Cymer, Inc.*§	75,000	2,148,000
Integrated Circuit Systems, Inc.*§	72,500	1,734,200
Tessera Technologies, Inc.*	131,300	2,284,620
		8,886,914

Software (4.2%)
JDA Software Group, Inc.*	273,500	2,912,775
Kanbay International, Inc.*§	130,000	2,016,300
Lawson Software, Inc.*	202,100	1,434,910
		6,363,985

Specialty Retail (5.3%)
Aeropostale, Inc.*	130,200	3,968,496
Hot Topic, Inc.*	79,150	1,260,068
Urban Outfitters, Inc.*§	94,400	2,807,456
		8,036,020

TOTAL UNITED STATES		92,176,902

TOTAL COMMON STOCKS (Cost $127,157,683)		145,361,382

PREFERRED STOCKS (0.7%)
United States (0.7%)
Consumer Services (0.7%)
PRN Corp.*††	88,000	1,157,200

Internet Software & Services (0.0%)
Planetweb, Inc.*††	183,800	4,282

TOTAL PREFERRED STOCKS (Cost $1,790,331)		1,161,482

WARRANTS (0.0%)
United States (0.0%)
Consumer Services (0.0%)
PRN Corp.*†† (Cost $0)	20,366	0

LIMITED PARTNERSHIPS (1.6%)
United States (1.6%)
Venture Capital (1.6%)
Austin Ventures VIII L.P.*††	243,336	246,579
Boston Ventures L.P.V*††	960,014	345,538
CVC European Equity III L.P.*††	522,581	454,091

	Number of Shares	Value

Madison Dearborn Capital Partners, Inc.*††	425,921	341,090
New Enterprise Associates VII*††	1,000,000	243,198
Oak Investment Partners X L.P.*††	1,040,252	771,381

TOTAL LIMITED PARTNERSHIPS (Cost $2,729,711)		2,401,877

SHORT-TERM INVESTMENT (21.0%)
State Street Navigator Prime Fund§§ (Cost $31,921,791)	31,921,791	31,921,791

	Par (000)
SHORT-TERM INVESTMENT (2.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $3,508,000)	$3,508	3,508,000

TOTAL INVESTMENTS AT VALUE (121.2%) (Cost $167,107,516)		184,354,532

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.2%)		(32,265,501)

NET ASSETS (100.0%)		$152,089,031

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

*                             Non-income producing security.

‡                              Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 these securities amounted to a value of $465,786 or 0.31% of net assets.

††                       Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of July 31, 2004, the value per share of such securities and percentage of net assets that the securities represent.   The final column represents the distributions received from each investment. The Fund does not have the right to demand that such securities be registered.

Security Description	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage Of Net Asset Value	Distributions Received

Austin Ventures VIII L.P.	Ltd. Partnership	243,336	7/13/01	$208,518	$246,579	$1.01	0.16%	$39,584

Boston Ventures L.P.V	Ltd. Partnership	960,014	9/01/96	511,432	345,538	0.36	0.23%	513,164

CVC European Equity III L.P.	Ltd. Partnership	522,581	9/04/01	393,110	454,091	0.87	0.30%	167,737

Madison Dearborn Capital Partners, Inc.	Ltd. Partnership	425,921	4/02/01	344,993	341,090	0.80	0.22%	77,411

New Enterprise Associates VII	Ltd. Partnership	1,000,000	12/01/96	444,818	243,198	0.24	0.16%	3,013,498

Oak Investment Partners X L.P.	Ltd. Partnership	1,040,252	1/18/01	834,838	771,381	0.74	0.51%	149,416

Planetweb, Inc.	Preferred Stock	183,800	9/08/00	998,331	4,282	0.02	0.00%	—

PRN Corp.	Preferred Stock	88,000	8/13/01	792,000	1,157,200	13.15	0.76%	—
PRN Corp.	Warrants	20,366	8/14/01	—	—	—	—	—
				$4,528,040	$3,563,359		2.34%	$3,960,810

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $167,107,516, $26,112,662, $(8,865,646) and $17,247,016, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004

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